Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: 4.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	109.90%
Innovator U.S. Equity Power Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: 456.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator U.S. Equity Power Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: 387.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Power Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: 521.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.20%)